Fair Value - Summary of Changes in Fair Value Recognized in Assets that Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSRs at lower of amortized cost or fair value	$ 2,728	$ 3,229	$ 5,138
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate asset acquired in settlement of loans	(17,561)	(24,546)	(24,896)
MSRs at lower of amortized cost or fair value	(2,728)	(3,229)	(5,138)
Total assets, gains (losses) recognized	$ (20,289)	$ (27,775)	$ (30,034)